Lease	12 Months Ended
Dec. 31, 2025
Lease [Abstract]
LEASE

14. LEASE

The Company adopted ASC 842 on January 1, 2019 using the modified retrospective approach and elected the transition practical expedient not to restate comparative periods. In applying the standard, the Company elected several practical expedients, including not reassessing whether existing or expired contracts contained leases, not reassessing prior lease classifications or initial direct costs, using hindsight when evaluating lease terms and potential impairments, and not reevaluating pre-existing land easements accounted for under ASC 840. The Company also elected the short-term lease exemption and generally accounts for lease and non-lease components separately.

Under ASC 842, the Company recognizes right-of-use (“ROU”) assets and corresponding lease liabilities on the consolidated balance sheets. ROU assets represent the right to use the underlying leased assets over the lease term, and lease liabilities represent the present value of future minimum lease payments. Because most leases do not provide an implicit rate, the Company uses its incremental borrowing rate at lease commencement to measure lease liabilities. Future minimum lease payments primarily include fixed base rent obligations.

The Company recognized lease liabilities, with corresponding ROU assets, based on the present value of unpaid lease payments for existing operating leases longer than twelve months. The ROU assets were adjusted per ASC 842 transition guidance for existing lease-related balances of accrued and prepaid rent, unamortized lease incentives provided by lessors, and restructuring liabilities. Operating lease cost is recognized as a single lease cost on a straight-line basis over the lease term and is recorded in Selling, general and administrative expenses. Variable lease payments for common area maintenance, property taxes and other operating expenses are recognized as expense in the period when the changes in facts and circumstances on which the variable lease payments are based occur.

The Company has no finance leases. The Company’s leases primarily include various office and laboratory spaces, copy machine, and vehicles under various operating lease arrangements. The Company’s operating leases have remaining lease terms of up to approximately five years.

	December 31, 2025	December 31, 2024
ASSETS
Operating lease right-of-use assets	$1,913,278	$640,387
LIABILITIES
Operating lease liabilities (current)	317,557	403,581
Operating lease liabilities (non-current)	1,600,747	236,807

Supplemental Information

The following provides details of the Company’s lease expenses:

	Year Ended December 31,
	2025	2024
Operating lease expenses	$486,281	$514,420

Other information related to leases is presented below:

	Year Ended December 31,
	2025	2024
Cash paid for amounts included in the measurement of operating lease liabilities	$102,761	$228,393
Stock paid for amounts included in the measurement of operating lease liabilities	$383,250	$255,788

	December 31, 2025	December 31, 2024
Weighted Average Remaining Lease Term:
Operating leases	5.01 years	2.48 years

Weighted Average Discount Rate:
Operating leases	7.11%	1.19%

The minimum future annual payments under non-cancellable leases during the next five years and thereafter, at rates now in force, are as follows:

Operating leases
2026	$441,029
2027	442,890
2028	447,886
2029	459,843
2030	422,821
Thereafter	70,814
Total future minimum lease payments, undiscounted	2,285,283
Less: Imputed interest	(366,979)
Present value of future minimum lease payments	$1,918,304